Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment
Schedule of property and equipment

	Useful Life	December 31, 2012	December 31, 2011
	(Years)
Computer and other equipment	5	$80	$80
Furniture and fixtures	7	117	117

		197	197
Accumulated depreciation and amortization		(155)	(124)

Property, plant and equipment, net		$42	$73